LEASE - Summary of future minimum lease payments under non-cancelable operating lease agreements consist (Details) - Dec. 31, 2024	CNY (¥)	USD ($)
LEASE
1 year (Including 1 year)	¥ 10,329,812	$ 1,415,178
1 year to 2 years (Including 2 years)	8,973,055	1,229,303
2 years to 3 years (Including 3 years)	9,722,110	1,331,924
3 years to 4 years (Including 4 years)	9,909,374	1,357,579
4 years to 5 years (Including 5 years)	9,909,374	1,357,579
Over 5 years	3,633,250	497,753
Total lease payments	52,476,975	7,189,316
Less: imputed interest	(7,520,089)	(1,030,248)
Present value of lease liabilities	¥ 44,956,886	$ 6,159,068